Exhibit 99.1
RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2014

This report contains information regarding assets pledged as security (the Cover Pool) in respect of the obligations under the Covered Bonds issued under RBC’s Global Covered Bond Programme as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans in the Cover Pool will vary over time.  Certain of the information set forth in this report, including credit bureau scores, current ratings and “The Teranet-National Bank House Price Index™” Methodology has been obtained from and is based upon sources believed by RBC and the Guarantor LP to be accurate, however, neither RBC nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or any reliance you place on such information.  Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance.  The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security, which will be made only by a prospectus or otherwise in accordance with applicable securities laws.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

The Cover Pool is owned by RBC Covered Bond Guarantor Limited Partnership (Guarantor LP), which has no liabilities or claims outstanding against it other than those relating to the RBC Covered Bond Programme. Please click on the link below for additional information about the RBC Covered Bond Programme and the information contained herein. For the meaning of capitalized terms used and not otherwise defined in this report, click the following link and go to the Glossary tab in the Monthly Investor Report section:      http://www.rbc.com/investorrelations/fixed_income/covered-bonds-terms.html

In this report, currency amounts are stated in Canadian dollars (“$”), unless otherwise specified.
Programme Information

Outstanding Covered Bonds
	Initial		C$	Final
Series	Principal Amount	Translation Rate	Equivalent	Maturity Date(1)	Interest Basis	Rate Type
CB2	€ 1,250,000,000	1.5070000 C$/€	$1,883,750,000	1/22/2018	4.625%	Fixed
CB3	$750,000,000	N/A	$750,000,000	11/10/2014	3.270%	Fixed
CB4	$850,000,000	N/A	$850,000,000	3/16/2015	3.180%	Fixed
CB5	US$1,500,000,000	1.0051000 C$/US$	$1,507,650,000	4/14/2015	3.125%	Fixed
CB6	$1,100,000,000	N/A	$1,100,000,000	3/30/2018	3.770%	Fixed
CB7	CHF 500,000,000	1.1149700 C$/CHF	$557,485,000	4/21/2021	2.250%	Fixed
CB8	US$2,500,000,000	0.9762000 C$/US$	$2,440,500,000	9/19/2017	1.200%	Fixed
CB9	US$1,500,000,000	0.9934000 C$/US$	$1,490,100,000	12/4/2015	0.625%	Fixed
CB10	US$1,750,000,000	1.0368000 C$/US$	$1,814,400,000	7/22/2016	1.125%	Fixed
CB11	€ 2,000,000,000	1.3650000 C$/€	$2,730,000,000	8/4/2020	1.625%	Fixed
CB12	AU$1,250,000,000	0.9334000 C$/AU$	$1,166,750,000	8/9/2016	3 month BBSW +0.53%	Floating
CB13	US$2,000,000,000	1.0300000 C$/US$	$2,060,000,000	10/1/2018	2.000%	Fixed
CB14	€ 1,500,000,000	1.4175000 C$/€	$2,126,250,000	10/29/2018	1.250%	Fixed
CB15	€ 1,000,000,000	1.4694000 C$/€	$1,469,400,000	6/19/2019	0.750%	Fixed
CB16	AU$750,000,000	1.0024000 C$/AU$	$751,800,000	9/23/2019	3 month BBSW +0.57%	Floating
CB17	US$1,750,000,000	1.0972000 C$/US$	$1,920,100,000	9/23/2019	2.200%	Fixed
Total			$24,618,185,000
OSFI Covered Bond Limit			$34,715,205,120

Weighted average maturity of Outstanding Covered Bonds (months)				41.18
Weighted average remaining term of Loans in Cover Pool (months)				24.59

Series Ratings		Moody's	DBRS	Fitch
CB2		Aaa	AAA	AAA
CB3		Aaa	AAA	AAA
CB4		Aaa	AAA	AAA
CB5		Aaa	AAA	AAA
CB6		Aaa	AAA	AAA
CB7		Aaa	AAA	AAA
CB8		Aaa	AAA	AAA
CB9		Aaa	AAA	AAA
CB10		Aaa	AAA	AAA
CB11		Aaa	AAA	AAA
CB12		Aaa	AAA	AAA
CB13		Aaa	AAA	AAA
CB14		Aaa	AAA	AAA
CB15		Aaa	AAA	AAA
CB16		Aaa	AAA	AAA
CB17		Aaa	AAA	AAA

(1) An Extended Due for Payment Date twelve-months after the Final Maturity Date has been specified in the Final Terms of each Series. The Interest Basis specified in this report in respect of each Series applies until the Final Maturity Date for the relevant Series following which the floating rate of interest specified in the Final Terms of each Series is payable monthly in arrears from the Final Maturity Date to but excluding the Extended Due for Payment Date.

Supplementary Information

Parties to RBC Global Covered Bond Programme
Issuer	Royal Bank of Canada
Guarantor entity	RBC Covered Bond Guarantor Limited Partnership
Servicer & Cash Manager	Royal Bank of Canada
Swap Providers	Royal Bank of Canada
Covered Bond Trustee & Custodian	Computershare Trust Company of Canada
Asset Monitor	Deloitte LLP
Account Bank & GDA Provider	Royal Bank of Canada
Standby Account Bank & GDA Provider	Bank of Montreal
Paying Agent(1)	The Bank of New York Mellon

(1) The Paying Agent in respect of Series CB7 is Credit Suisse AG.

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2014	Page 1 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2014

Supplementary Information (continued)

Royal Bank of Canada's Ratings(1) (2)
	Moody's	DBRS	Fitch
Senior Debt	Aa3	AA	AA
Subordinated Debt	A3	AA (low)	AA-
Short-Term	P-1	R-1 (high)	F1+
Rating Outlook	Negative	Stable	Stable

Applicable Ratings of Standby Account Bank & Standby GDA Provider(2)
	Moody's	DBRS	Fitch
Senior Debt	P-1	R-1 (high) / AA	F-1+ / AA-

Description of Ratings Triggers(2) (3)

A. Party Replacement

If the rating(s) of the Party falls below the level stipulated below, such party is required to be replaced or in the case of the Swap Providers transfer credit support and replace itself or obtain a guarantee for its obligations.

Role (Current Party)	Moody's	DBRS	Fitch
Account Bank/GDA Provider (RBC)	P-1	R-1(mid) & AA(low)	F1 / A
Standby Account Bank/GDA Provider (BMO)	P-1	R-1(mid) & AA(low)	F1 / A
Cash Manager (RBC)	P-2	BBB(low) (long)	F2 / BBB+
Servicer (RBC)	Baa3 (long)	BBB(low) (long)	F2
Interest Rate Swap Provider (RBC)	P-2 / A3	R-2(high) & BBB(high)	F3 / BBB-
Covered Bond Swap Provider (RBC)	P-2 / A3	R-2(high) & BBB(high)	F3 / BBB-

B. Specified Rating Related Action

i. The following actions are required if the rating of the Cash Manager (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Asset Monitor is required to verify the Cash Manager's calculations of the Asset Coverage/Amortization test on each Calculation Date	Baa3 (long)	R-1(mid) & A(low)	BBB- (long)

(b) Amounts received by the Cash Manager are required to be deposited directly into the Transaction Account	P-1	R-1(mid) & AA(low)	F1 / A

(c) Amounts received by the Servicer are to be deposited directly to the GIC Account and not provided to the Cash Manager	P-1	R-1(mid) & AA(low)	F1 / A

ii. The following actions are required if the rating of the Servicer (RBC) falls below the stipulated rating

a) Servicer is required to hold amounts received in a separate account and transfer them to the Cash Manager or GIC Account, as applicable, within 2 business days	P-1	R-1(mid) & AA(low)	F1 / A

iii. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Repayment of the Demand Loan	N/A	N/A	F2 / BBB+

(b) Establishment of the Reserve Fund	P-1	R-1(mid) & A(low)	F1 / A

iv. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Cash flows will be exchanged under the Covered Bond Swap Agreement (to the extent not already occurring) except as otherwise provided in the Covered Bond Swap Agreement	Baa1 (long)	BBB(high) (long)	BBB+ (long)

v. Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	DBRS	Fitch

(a) Interest Rate Swap Provider	P-1 / A2	R-1(mid) & A(high)	F1 / A

(b) Covered Bond Swap Provider	P-1 / A2	R-1(mid) & A(high)	F1 / A

Events of Default & Triggers
Asset Coverage Test (C$ Equivalent of Outstanding Covered Bonds < Adjusted Aggregate Asset Amount)		Pass
Issuer Event of Default		No
Guarantor LP Event of Default		No

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under the RBC Covered Bond Programme.
(2) Where only one rating is expressed such rating relates to the short-term rating (unless otherwise specified) and where two ratings are expressed the first is short-term and the second long-term.
(3) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2014	Page 2 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2014

Asset Coverage Test (1)

C$ Equivalent of Outstanding Covered Bonds	$24,618,185,000

A = lower of (i) LTV Adjusted True Balance, and	$28,185,015,300	A (i)	$30,306,465,679
(ii) Asset Percentage Adjusted True Balance, as adjusted		A (ii)	$28,185,015,300
B = Principal Receipts	-	Asset Percentage:	93.00%
C = Cash Capital Contributions	-	Maximum Asset Percentage:	93.00%
D = Substitute Assets	-
E = Reserve Fund balance	-
F = Negative Carry Factor calculation	$517,948,285
Adjusted Aggregate Asset Amount (Total: A + B + C + D + E - F)	$27,667,067,015
(1) See Appendix under "Eligible Loans and Loan Repurchases"

Valuation Calculation (1)

Trading Value of Covered Bonds	$26,459,886,991

A = LTV Adjusted Present Value	$30,426,804,367	Weighted Average Effective Yield
		of Performing Eligible Loans:	2.88%
B = Principal Receipts	-
C = Cash Capital Contributions	-
D = Trading Value of Substitute Assets	-
E = Reserve Fund Balance	-
F = Trading Value of Swap Collateral	-
Present Value Adjusted Aggregate Asset Amount (Total: A + B + C + D + E + F)	$30,426,804,367
(1) See Appendix under "Eligible Loans and Loan Repurchases"

Intercompany Loan Balance

Guarantee Loan	$26,588,543,945
Demand Loan	$3,682,954,054
Total	$30,271,497,999

Cover Pool Losses

Period End	Write-off Amounts	Loss Percentage (Annualized)
September 30, 2014	$61,870	0.00%

Cover Pool Flow of Funds

	30-Sep-2014		29-Aug-2014
Cash Inflows
Principal Receipts	$583,796,967		$616,543,820
Proceeds for sale of Loans	$0		$0
Draw on Intercompany Loan	$0		$0
Revenue Receipts	$81,770,024		$79,677,991
Swap receipts	$71,437,454	(1)	$75,215,782	(2)
Cash Outflows
Swap payment	($81,770,024)	(1)	($79,677,991)	(2)
Swap Breakage Fee	$0		$0
Intercompany Loan interest	($71,294,580)	(1)	($75,065,351)	(2)
Intercompany Loan principal	($583,796,967)	(1)	($616,543,820)	(2)
Purchase of Loans	$0		$0
Net inflows/(outflows)	$142,875		$150,432

(1) Cash settlement to occur on October 17, 2014
(2) Cash settlement occurred on September 17, 2014

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2014	Page 3 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2014

Cover Pool Summary Statistics

Previous Month Ending Balance	$30,894,769,947
Current Month Ending Balance	$30,310,911,110
Number of Mortgages in Pool	207,375
Average Mortgage Size	$146,165
Number of Properties	172,513
Number of Borrowers	165,200
	Original(1)	Indexed(2)
Weighted Average LTV - Authorized	68.13%	57.52%
Weighted Average LTV - Drawn	61.62%	52.16%
Weighted Average LTV - Original Authorized	72.75%
Weighted Average Mortgage Rate	3.02%
Weighted Average Seasoning (Months)	30.26
Weighted Average Original Term (Months)	54.85
Weighted Average Remaining Term (Months)	24.59

(1) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).
(2)  Value as determined by adjusting, not less than quarterly, the Original Market Value for each Property subject to the Related Security in respect of a Loan utilizing the Housing Price Index Methodology for subsequent price developments. See Appendix under "Housing Price Index Methodology" for details.

Disclaimer: Due to rounding, numbers presented in the following distribution tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Cover Pool Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	206,935	99.79	$30,235,417,137	99.75
30 to 59 days past due	189	0.09	$33,442,741	0.11
60 to 89 days past due	81	0.04	$14,056,288	0.05
90 or more days past due	170	0.08	$27,994,944	0.09
Total	207,375	100.00	$30,310,911,110	100.00

Cover Pool Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	25,314	12.21	$4,222,633,574	13.93
British Columbia	39,353	18.98	$7,555,470,728	24.93
Manitoba	7,583	3.66	$800,600,946	2.64
New Brunswick	3,546	1.71	$283,026,651	0.93
Newfoundland and Labrador	2,441	1.18	$256,858,120	0.85
Northwest Territories	65	0.03	$9,703,213	0.03
Nova Scotia	6,417	3.09	$601,736,316	1.99
Nunavut	3	0.00	$141,196	0.00
Ontario	82,008	39.55	$12,321,675,336	40.65
Prince Edward Island	715	0.34	$60,454,665	0.20
Quebec	33,383	16.10	$3,389,109,164	11.18
Saskatchewan	6,361	3.07	$777,164,814	2.56
Yukon	186	0.09	$32,336,387	0.11
Total	207,375	100.00	$30,310,911,110	100.00

Cover Pool Credit Bureau Score Distribution

Credit Bureau Score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	132	0.06	$17,134,579	0.06
499 and below	621	0.30	$89,379,553	0.29
500 - 539	477	0.23	$77,481,708	0.26
540 - 559	393	0.19	$60,313,239	0.20
560 - 579	584	0.28	$93,841,839	0.31
580 - 599	986	0.48	$157,411,045	0.52
600 - 619	1,661	0.80	$267,110,531	0.88
620 - 639	2,703	1.30	$433,701,396	1.43
640 - 659	4,766	2.30	$780,914,140	2.58
660 - 679	6,766	3.26	$1,099,097,058	3.63
680 - 699	9,394	4.53	$1,501,223,867	4.95
700 - 719	11,798	5.69	$1,848,648,263	6.10
720 - 739	13,091	6.31	$2,028,918,658	6.69
740 - 759	14,283	6.89	$2,187,838,309	7.22
760 - 779	15,215	7.34	$2,340,820,419	7.72
780 - 799	17,091	8.24	$2,609,935,940	8.61
800 and above	107,414	51.80	$14,717,140,566	48.55
Total	207,375	100.00	$30,310,911,110	100.00

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2014	Page 4 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2014

Cover Pool Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	143,390	69.15	$20,086,920,896	66.27
Variable	63,985	30.85	$10,223,990,214	33.73
Total	207,375	100.00	$30,310,911,110	100.00

Mortgage Asset Type Distribution

	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Mortgage	78,401	37.81	$13,607,462,458	44.89
Homeline Mortgage Segment	128,974	62.19	$16,703,448,652	55.11
Total	207,375	100.00	$30,310,911,110	100.00

Cover Pool Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	22,136	10.67	$3,430,436,303	11.32
Owner Occupied	185,239	89.33	$26,880,474,806	88.68
Total	207,375	100.00	$30,310,911,110	100.00

Cover Pool Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
1.9999% and below	64	0.03	$14,191,432	0.05
2.0000% - 2.4999%	32,488	15.67	$5,758,948,212	19.00
2.5000% - 2.9999%	81,229	39.17	$12,564,782,963	41.45
3.0000% - 3.4999%	43,247	20.85	$5,893,448,806	19.44
3.5000% - 3.9999%	34,853	16.81	$4,465,052,712	14.73
4.0000% - 4.4999%	12,033	5.80	$1,292,281,937	4.26
4.5000% - 4.9999%	1,356	0.65	$129,846,954	0.43
5.0000% - 5.4999%	593	0.29	$59,208,944	0.20
5.5000% - 5.9999%	662	0.32	$56,392,463	0.19
6.0000% - 6.4999%	831	0.40	$75,288,209	0.25
6.5000% - 6.9999%	14	0.01	$1,142,326	0.00
7.0000% and above	5	0.00	$326,153	0.00
Total	207,375	100.00	$30,310,911,110	100.00

Cover Pool Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	41,912	20.21	$5,731,677,806	18.91
12.00 - 23.99	81,340	39.22	$11,774,435,678	38.85
24.00 - 35.99	36,401	17.55	$5,383,110,167	17.76
36.00 - 47.99	32,003	15.43	$5,189,310,134	17.12
48.00 - 59.99	14,415	6.95	$2,068,568,207	6.82
60.00 - 71.99	925	0.45	$118,200,387	0.39
72.00 - 83.99	235	0.11	$25,106,863	0.08
84.00 and above	144	0.07	$20,501,868	0.07
Total	207,375	100.00	$30,310,911,110	100.00

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2014	Page 5 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2014

Cover Pool Range of Remaining Principal Balance

Range of Remaining Principal Balance	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and below	93,842	45.25	$4,762,430,277	15.71
100,000 - 149,999	36,949	17.82	$4,592,384,529	15.15
150,000 - 199,999	26,860	12.95	$4,658,465,176	15.37
200,000 - 249,999	17,860	8.61	$3,992,124,949	13.17
250,000 - 299,999	11,545	5.57	$3,151,409,566	10.40
300,000 - 349,999	7,041	3.40	$2,274,038,206	7.50
350,000 - 399,999	4,344	2.09	$1,620,223,413	5.35
400,000 - 449,999	2,675	1.29	$1,132,369,245	3.74
450,000 - 499,999	1,778	0.86	$839,495,922	2.77
500,000 - 549,999	1,160	0.56	$606,826,140	2.00
550,000 - 599,999	803	0.39	$460,279,873	1.52
600,000 - 649,999	534	0.26	$333,657,282	1.10
650,000 - 699,999	422	0.20	$283,815,123	0.94
700,000 - 749,999	268	0.13	$193,796,486	0.64
750,000 - 799,999	182	0.09	$140,983,795	0.47
800,000 - 849,999	166	0.08	$136,760,824	0.45
850,000 - 899,999	142	0.07	$124,184,719	0.41
900,000 - 949,999	143	0.07	$132,085,012	0.44
950,000 - 999,999	104	0.05	$101,113,619	0.33
1,000,000 and above	557	0.27	$774,466,954	2.56
Total	207,375	100.00	$30,310,911,110	100.00

Cover Pool Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Apartment (Condominium)	23,549	11.36	$3,344,186,748	11.03
Detached	156,892	75.66	$22,999,070,975	75.88
Duplex	4,325	2.09	$619,214,235	2.04
Fourplex	1,089	0.53	$208,729,619	0.69
Other	897	0.43	$127,978,022	0.42
Row (Townhouse)	10,506	5.07	$1,534,442,323	5.06
Semi-detached	8,953	4.32	$1,289,038,360	4.25
Triplex	1,164	0.56	$188,250,827	0.62
Total	207,375	100.00	$30,310,911,110	100.00

Cover Pool Indexed LTV - Authorized Distribution

Indexed LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	16,147	9.36	$762,641,481	2.52
20.01 - 25.00	4,857	2.82	$460,724,729	1.52
25.01 - 30.00	5,499	3.19	$630,024,748	2.08
30.01 - 35.00	6,494	3.76	$867,743,774	2.86
35.01 - 40.00	7,266	4.21	$1,075,303,210	3.55
40.01 - 45.00	9,094	5.27	$1,436,750,018	4.74
45.01 - 50.00	13,272	7.69	$2,180,885,262	7.20
50.01 - 55.00	17,249	10.00	$3,014,969,585	9.95
55.01 - 60.00	19,035	11.03	$3,891,370,714	12.84
60.01 - 65.00	24,659	14.29	$5,021,238,681	16.57
65.01 - 70.00	23,898	13.85	$5,361,797,518	17.69
70.01 - 75.00	17,621	10.21	$3,949,015,174	13.03
75.01 - 80.00	6,887	3.99	$1,534,729,761	5.06
> 80.00	535	0.31	$123,716,456	0.41
Total	172,513	100.00	$30,310,911,110	100.00

Cover Pool Indexed LTV - Drawn Distribution

Indexed LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	24,241	14.05	$1,258,747,459	4.15
20.01 - 25.00	8,572	4.97	$852,907,623	2.81
25.01 - 30.00	9,454	5.48	$1,137,597,020	3.75
30.01 - 35.00	10,687	6.19	$1,483,865,017	4.90
35.01 - 40.00	11,578	6.71	$1,816,506,610	5.99
40.01 - 45.00	12,665	7.34	$2,240,434,102	7.39
45.01 - 50.00	14,262	8.27	$2,740,698,041	9.04
50.01 - 55.00	16,097	9.33	$3,412,477,547	11.26
55.01 - 60.00	17,812	10.33	$4,061,311,653	13.40
60.01 - 65.00	18,489	10.72	$4,333,253,199	14.30
65.01 - 70.00	16,540	9.59	$4,054,372,652	13.38
70.01 - 75.00	9,690	5.62	$2,350,553,689	7.75
75.01 - 80.00	2,283	1.32	$533,814,010	1.76
> 80.00	143	0.08	$34,372,489	0.11
Total	172,513	100.00	$30,310,911,110	100.00

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2014	Page 6 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2014

Provincial Distribution by Indexed LTV - Drawn and Aging Summary

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	$137,996,922	$1,848	$0	$80,118	$138,078,887
	20.01 - 25.00	$102,514,486	$0	$0	$0	$102,514,486
	25.01 - 30.00	$146,028,444	$0	$0	$0	$146,028,444
	30.01 - 35.00	$192,898,783	$117,140	$0	$0	$193,015,922
	35.01 - 40.00	$237,682,059	$224,284	$0	$314,092	$238,220,435
	40.01 - 45.00	$288,265,012	$0	$0	$682,249	$288,947,261
	45.01 - 50.00	$334,095,742	$0	$0	$612,011	$334,707,753
	50.01 - 55.00	$418,586,026	$81,862	$219,924	$39,343	$418,927,155
	55.01 - 60.00	$555,273,647	$827,578	$132,678	$641,789	$556,875,691
	60.01 - 65.00	$760,593,712	$1,714,655	$0	$325,085	$762,633,453
	65.01 - 70.00	$703,145,454	$314,852	$0	$843,365	$704,303,671
	70.01 - 75.00	$289,498,629	$282,317	$305,090	$271,608	$290,357,644
	75.01 - 80.00	$41,332,124	$0	$0	$160,632	$41,492,756
	> 80.00	$6,530,016	$0	$0	$0	$6,530,016
Total Alberta		$4,214,441,054	$3,564,536	$657,692	$3,970,292	$4,222,633,574

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	$319,548,910	$221,368	$69,941	$26,926	$319,867,146
	20.01 - 25.00	$225,675,191	$0	$149,122	$0	$225,824,313
	25.01 - 30.00	$294,344,565	$0	$238,568	$0	$294,583,134
	30.01 - 35.00	$387,244,772	$0	$0	$374,845	$387,619,617
	35.01 - 40.00	$477,600,890	$583,670	$0	$97,473	$478,282,033
	40.01 - 45.00	$590,508,851	$142,985	$184,854	$803,704	$591,640,394
	45.01 - 50.00	$705,557,997	$680,112	$585,791	$461,360	$707,285,260
	50.01 - 55.00	$863,695,725	$2,333,790	$60,676	$1,844,428	$867,934,619
	55.01 - 60.00	$1,005,578,268	$1,838,763	$1,696,153	$1,940,401	$1,011,053,585
	60.01 - 65.00	$994,197,195	$1,277,904	$814,612	$2,366,678	$998,656,389
	65.01 - 70.00	$832,462,797	$1,786,868	$162,973	$1,287,054	$835,699,692
	70.01 - 75.00	$664,885,208	$97,517	$0	$1,631,162	$666,613,886
	75.01 - 80.00	$148,469,707	$388,806	$0	$697,673	$149,556,186
	> 80.00	$20,854,475	$0	$0	$0	$20,854,475
Total British Columbia		$7,530,624,552	$9,351,784	$3,962,691	$11,531,702	$7,555,470,728

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	$24,857,562	$0	$0	$0	$24,857,562
	20.01 - 25.00	$15,689,657	$0	$0	$0	$15,689,657
	25.01 - 30.00	$23,531,026	$0	$0	$0	$23,531,026
	30.01 - 35.00	$30,613,249	$0	$0	$0	$30,613,249
	35.01 - 40.00	$39,018,203	$116,849	$188,659	$98,939	$39,422,649
	40.01 - 45.00	$41,493,213	$178,811	$0	$0	$41,672,024
	45.01 - 50.00	$61,502,420	$49,889	$0	$0	$61,552,310
	50.01 - 55.00	$80,806,879	$0	$68,585	$396,898	$81,272,362
	55.01 - 60.00	$92,312,176	$0	$178,178	$29,691	$92,520,046
	60.01 - 65.00	$123,221,899	$0	$0	$0	$123,221,899
	65.01 - 70.00	$130,394,065	$270,040	$0	$0	$130,664,105
	70.01 - 75.00	$106,306,670	$0	$143,739	$0	$106,450,409
	75.01 - 80.00	$29,036,685	$0	$0	$0	$29,036,685
	> 80.00	$96,963	$0	$0	$0	$96,963
Total Manitoba		$798,880,667	$615,589	$579,161	$525,528	$800,600,946

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2014	Page 7 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2014

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	$10,035,294	$0	$0	$0	$10,035,294
	20.01 - 25.00	$7,412,730	$558	$0	$0	$7,413,288
	25.01 - 30.00	$8,067,403	$0	$0	$0	$8,067,403
	30.01 - 35.00	$9,043,255	$0	$0	$0	$9,043,255
	35.01 - 40.00	$11,602,990	$0	$0	$0	$11,602,990
	40.01 - 45.00	$15,908,967	$64,752	$85,699	$0	$16,059,418
	45.01 - 50.00	$20,964,278	$62,508	$40,065	$17,348	$21,084,199
	50.01 - 55.00	$27,630,725	$0	$0	$0	$27,630,725
	55.01 - 60.00	$43,022,890	$0	$0	$0	$43,022,890
	60.01 - 65.00	$46,303,864	$0	$0	$418,123	$46,721,987
	65.01 - 70.00	$52,015,242	$75,487	$0	$74,043	$52,164,773
	70.01 - 75.00	$28,368,734	$0	$0	$62,290	$28,431,024
	75.01 - 80.00	$1,749,406	$0	$0	$0	$1,749,406
	> 80.00	$0	$0	$0	$0	$0
Total New Brunswick		$282,125,778	$203,305	$125,764	$571,804	$283,026,651

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland and	20.00 and below	$11,473,406	$0	$0	$0	$11,473,406
Labrador	20.01 - 25.00	$5,590,064	$0	$0	$0	$5,590,064
	25.01 - 30.00	$6,158,924	$0	$0	$0	$6,158,924
	30.01 - 35.00	$8,303,298	$0	$0	$0	$8,303,298
	35.01 - 40.00	$10,887,381	$0	$0	$0	$10,887,381
	40.01 - 45.00	$14,142,771	$0	$0	$0	$14,142,771
	45.01 - 50.00	$19,724,420	$175,230	$0	$0	$19,899,650
	50.01 - 55.00	$23,565,562	$0	$0	$0	$23,565,562
	55.01 - 60.00	$35,811,223	$0	$0	$46,802	$35,858,025
	60.01 - 65.00	$44,524,832	$243,608	$0	$87,834	$44,856,274
	65.01 - 70.00	$45,640,570	$0	$0	$175,268	$45,815,839
	70.01 - 75.00	$28,670,710	$0	$0	$0	$28,670,710
	75.01 - 80.00	$1,466,879	$0	$0	$0	$1,466,879
	> 80.00	$169,336	$0	$0	$0	$169,336
Total Newfoundland and Labrador		$256,129,377	$418,839	$0	$309,905	$256,858,120

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	$100,130	$0	$0	$0	$100,130
Territories	20.01 - 25.00	$187,989	$0	$0	$0	$187,989
	25.01 - 30.00	$604,761	$0	$0	$0	$604,761
	30.01 - 35.00	$927,909	$0	$0	$0	$927,909
	35.01 - 40.00	$857,858	$0	$0	$0	$857,858
	40.01 - 45.00	$955,295	$0	$0	$0	$955,295
	45.01 - 50.00	$1,177,090	$0	$0	$0	$1,177,090
	50.01 - 55.00	$796,087	$0	$0	$0	$796,087
	55.01 - 60.00	$906,330	$0	$0	$0	$906,330
	60.01 - 65.00	$1,352,256	$0	$0	$0	$1,352,256
	65.01 - 70.00	$1,494,753	$0	$0	$0	$1,494,753
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$342,755	$0	$0	$0	$342,755
	> 80.00	$0	$0	$0	$0	$0
Total Northwest Territories		$9,703,213	$0	$0	$0	$9,703,213

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2014	Page 8 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2014

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	$23,958,712	$12,102	$0	$22,938	$23,993,752
	20.01 - 25.00	$15,414,190	$0	$0	$0	$15,414,190
	25.01 - 30.00	$18,665,622	$0	$0	$0	$18,665,622
	30.01 - 35.00	$24,583,719	$0	$0	$295,153	$24,878,872
	35.01 - 40.00	$27,543,712	$0	$0	$0	$27,543,712
	40.01 - 45.00	$33,626,213	$0	$0	$119,363	$33,745,576
	45.01 - 50.00	$36,836,634	$0	$0	$0	$36,836,634
	50.01 - 55.00	$54,968,498	$0	$102,668	$0	$55,071,165
	55.01 - 60.00	$64,142,220	$0	$224,074	$113,958	$64,480,251
	60.01 - 65.00	$89,438,685	$0	$0	$85,945	$89,524,630
	65.01 - 70.00	$100,061,056	$177,273	$0	$39,303	$100,277,632
	70.01 - 75.00	$73,322,472	$0	$115,499	$148,044	$73,586,014
	75.01 - 80.00	$35,109,412	$0	$0	$0	$35,109,412
	> 80.00	$2,608,853	$0	$0	$0	$2,608,853
Total Nova Scotia		$600,279,997	$189,375	$442,241	$824,704	$601,736,316

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	$53,094	$0	$0	$0	$53,094
	20.01 - 25.00	$0	$0	$0	$0	$0
	25.01 - 30.00	$0	$0	$0	$0	$0
	30.01 - 35.00	$0	$0	$0	$0	$0
	35.01 - 40.00	$0	$0	$0	$0	$0
	40.01 - 45.00	$88,102	$0	$0	$0	$88,102
	45.01 - 50.00	$0	$0	$0	$0	$0
	50.01 - 55.00	$0	$0	$0	$0	$0
	55.01 - 60.00	$0	$0	$0	$0	$0
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Nunavut		$141,196	$0	$0	$0	$141,196

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	$560,271,387	$329,448	$254,963	$319,377	$561,175,175
	20.01 - 25.00	$365,779,502	$0	$123,005	$57,321	$365,959,828
	25.01 - 30.00	$496,657,581	$0	$164,603	$121,097	$496,943,281
	30.01 - 35.00	$646,920,486	$255,111	$639,219	$164,580	$647,979,397
	35.01 - 40.00	$791,833,483	$1,003,323	$0	$470,330	$793,307,137
	40.01 - 45.00	$976,093,185	$1,799,556	$537,944	$65,381	$978,496,066
	45.01 - 50.00	$1,240,473,877	$2,029,383	$140,782	$594,216	$1,243,238,258
	50.01 - 55.00	$1,529,571,396	$3,677,314	$1,440,784	$635,187	$1,535,324,682
	55.01 - 60.00	$1,757,929,161	$1,122,539	$914,669	$771,918	$1,760,738,287
	60.01 - 65.00	$1,676,455,069	$1,104,534	$1,241,315	$1,162,892	$1,679,963,811
	65.01 - 70.00	$1,535,904,179	$1,862,186	$421,862	$1,582,059	$1,539,770,286
	70.01 - 75.00	$622,280,222	$1,675,357	$229,957	$618,400	$624,803,936
	75.01 - 80.00	$92,944,879	$419,602	$0	$0	$93,364,481
	> 80.00	$610,712	$0	$0	$0	$610,712
Total Ontario		$12,293,725,122	$15,278,353	$6,109,103	$6,562,759	$12,321,675,336

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2014	Page 9 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2014

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	$2,425,903	$0	$0	$32,857	$2,458,760
Island	20.01 - 25.00	$2,046,506	$0	$0	$0	$2,046,506
	25.01 - 30.00	$2,369,155	$0	$0	$0	$2,369,155
	30.01 - 35.00	$3,055,527	$0	$0	$0	$3,055,527
	35.01 - 40.00	$2,965,974	$0	$0	$0	$2,965,974
	40.01 - 45.00	$3,842,126	$0	$0	$0	$3,842,126
	45.01 - 50.00	$6,271,820	$0	$0	$0	$6,271,820
	50.01 - 55.00	$6,048,258	$0	$0	$0	$6,048,258
	55.01 - 60.00	$7,692,753	$0	$0	$0	$7,692,753
	60.01 - 65.00	$9,730,488	$0	$0	$0	$9,730,488
	65.01 - 70.00	$10,460,320	$0	$0	$0	$10,460,320
	70.01 - 75.00	$3,223,791	$202,512	$0	$0	$3,426,303
	75.01 - 80.00	$86,674	$0	$0	$0	$86,674
	> 80.00	$0	$0	$0	$0	$0
Total Prince Edward Island		$60,219,296	$202,512	$0	$32,857	$60,454,665

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	$149,953,115	$28,567	$5,330	$18,497	$150,005,509
	20.01 - 25.00	$97,884,856	$208,041	$113,184	$90,584	$98,296,665
	25.01 - 30.00	$120,730,210	$79,431	$192,344	$0	$121,001,985
	30.01 - 35.00	$150,629,251	$0	$257,733	$0	$150,886,983
	35.01 - 40.00	$177,499,889	$118,951	$0	$686,238	$178,305,078
	40.01 - 45.00	$223,496,712	$0	$0	$0	$223,496,712
	45.01 - 50.00	$251,469,622	$173,021	$0	$0	$251,642,643
	50.01 - 55.00	$310,830,351	$254,360	$38,309	$219,232	$311,342,251
	55.01 - 60.00	$372,506,375	$357,792	$251,611	$303,151	$373,418,929
	60.01 - 65.00	$432,118,187	$0	$0	$657,600	$432,775,787
	65.01 - 70.00	$475,888,434	$477,260	$261,283	$0	$476,626,977
	70.01 - 75.00	$439,378,668	$1,221,821	$589,745	$437,329	$441,627,563
	75.01 - 80.00	$175,424,702	$0	$376,560	$378,684	$176,179,946
	> 80.00	$3,502,134	$0	$0	$0	$3,502,134
Total Quebec		$3,381,312,508	$2,919,244	$2,086,099	$2,791,313	$3,389,109,164

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	$16,181,710	$0	$4,770	$0	$16,186,481
	20.01 - 25.00	$13,163,310	$0	$0	$0	$13,163,310
	25.01 - 30.00	$18,691,232	$0	$0	$0	$18,691,232
	30.01 - 35.00	$25,889,784	$0	$0	$0	$25,889,784
	35.01 - 40.00	$33,975,965	$0	$0	$0	$33,975,965
	40.01 - 45.00	$46,009,331	$0	$0	$49,679	$46,059,011
	45.01 - 50.00	$53,288,591	$0	$0	$92,827	$53,381,418
	50.01 - 55.00	$82,461,592	$153,572	$0	$202,365	$82,817,530
	55.01 - 60.00	$111,237,256	$200,074	$88,767	$0	$111,526,097
	60.01 - 65.00	$137,090,133	$125,783	$0	$0	$137,215,916
	65.01 - 70.00	$148,669,075	$33,712	$0	$208,937	$148,911,724
	70.01 - 75.00	$83,411,183	$186,064	$0	$320,272	$83,917,519
	75.01 - 80.00	$5,428,827	$0	$0	$0	$5,428,827
	> 80.00	$0	$0	$0	$0	$0
Total Saskatchewan		$775,497,991	$699,206	$93,537	$874,080	$777,164,814

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2014	Page 10 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2014

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	$462,262	$0	$0	$0	$462,262
	20.01 - 25.00	$807,327	$0	$0	$0	$807,327
	25.01 - 30.00	$952,052	$0	$0	$0	$952,052
	30.01 - 35.00	$1,651,204	$0	$0	$0	$1,651,204
	35.01 - 40.00	$1,135,398	$0	$0	$0	$1,135,398
	40.01 - 45.00	$1,289,345	$0	$0	$0	$1,289,345
	45.01 - 50.00	$3,621,008	$0	$0	$0	$3,621,008
	50.01 - 55.00	$1,747,150	$0	$0	$0	$1,747,150
	55.01 - 60.00	$3,218,770	$0	$0	$0	$3,218,770
	60.01 - 65.00	$6,600,310	$0	$0	$0	$6,600,310
	65.01 - 70.00	$8,182,880	$0	$0	$0	$8,182,880
	70.01 - 75.00	$2,668,681	$0	$0	$0	$2,668,681
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Yukon		$32,336,387	$0	$0	$0	$32,336,387

Grand Total		$30,235,417,137	$33,442,741	$14,056,288	$27,994,944	$30,310,911,110

Provincial Distribution by Indexed LTV - Drawn and Aging Summary

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	0.46	0.00	0.00	0.00	0.46
	20.01 - 25.00	0.34	0.00	0.00	0.00	0.34
	25.01 - 30.00	0.48	0.00	0.00	0.00	0.48
	30.01 - 35.00	0.64	0.00	0.00	0.00	0.64
	35.01 - 40.00	0.78	0.00	0.00	0.00	0.79
	40.01 - 45.00	0.95	0.00	0.00	0.00	0.95
	45.01 - 50.00	1.10	0.00	0.00	0.00	1.10
	50.01 - 55.00	1.38	0.00	0.00	0.00	1.38
	55.01 - 60.00	1.83	0.00	0.00	0.00	1.84
	60.01 - 65.00	2.51	0.01	0.00	0.00	2.52
	65.01 - 70.00	2.32	0.00	0.00	0.00	2.32
	70.01 - 75.00	0.96	0.00	0.00	0.00	0.96
	75.01 - 80.00	0.14	0.00	0.00	0.00	0.14
	> 80.00	0.02	0.00	0.00	0.00	0.02
Total Alberta		13.90	0.01	0.00	0.01	13.93

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	1.05	0.00	0.00	0.00	1.06
	20.01 - 25.00	0.74	0.00	0.00	0.00	0.75
	25.01 - 30.00	0.97	0.00	0.00	0.00	0.97
	30.01 - 35.00	1.28	0.00	0.00	0.00	1.28
	35.01 - 40.00	1.58	0.00	0.00	0.00	1.58
	40.01 - 45.00	1.95	0.00	0.00	0.00	1.95
	45.01 - 50.00	2.33	0.00	0.00	0.00	2.33
	50.01 - 55.00	2.85	0.01	0.00	0.01	2.86
	55.01 - 60.00	3.32	0.01	0.01	0.01	3.34
	60.01 - 65.00	3.28	0.00	0.00	0.01	3.29
	65.01 - 70.00	2.75	0.01	0.00	0.00	2.76
	70.01 - 75.00	2.19	0.00	0.00	0.01	2.20
	75.01 - 80.00	0.49	0.00	0.00	0.00	0.49
	> 80.00	0.07	0.00	0.00	0.00	0.07
Total British Columbia		24.84	0.03	0.01	0.04	24.93

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2014	Page 11 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2014

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	0.08	0.00	0.00	0.00	0.08
	20.01 - 25.00	0.05	0.00	0.00	0.00	0.05
	25.01 - 30.00	0.08	0.00	0.00	0.00	0.08
	30.01 - 35.00	0.10	0.00	0.00	0.00	0.10
	35.01 - 40.00	0.13	0.00	0.00	0.00	0.13
	40.01 - 45.00	0.14	0.00	0.00	0.00	0.14
	45.01 - 50.00	0.20	0.00	0.00	0.00	0.20
	50.01 - 55.00	0.27	0.00	0.00	0.00	0.27
	55.01 - 60.00	0.30	0.00	0.00	0.00	0.31
	60.01 - 65.00	0.41	0.00	0.00	0.00	0.41
	65.01 - 70.00	0.43	0.00	0.00	0.00	0.43
	70.01 - 75.00	0.35	0.00	0.00	0.00	0.35
	75.01 - 80.00	0.10	0.00	0.00	0.00	0.10
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Manitoba		2.64	0.00	0.00	0.00	2.64

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	0.03	0.00	0.00	0.00	0.03
	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.03	0.00	0.00	0.00	0.03
	30.01 - 35.00	0.03	0.00	0.00	0.00	0.03
	35.01 - 40.00	0.04	0.00	0.00	0.00	0.04
	40.01 - 45.00	0.05	0.00	0.00	0.00	0.05
	45.01 - 50.00	0.07	0.00	0.00	0.00	0.07
	50.01 - 55.00	0.09	0.00	0.00	0.00	0.09
	55.01 - 60.00	0.14	0.00	0.00	0.00	0.14
	60.01 - 65.00	0.15	0.00	0.00	0.00	0.15
	65.01 - 70.00	0.17	0.00	0.00	0.00	0.17
	70.01 - 75.00	0.09	0.00	0.00	0.00	0.09
	75.01 - 80.00	0.01	0.00	0.00	0.00	0.01
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total New Brunswick		0.93	0.00	0.00	0.00	0.93

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland and	20.00 and below	0.04	0.00	0.00	0.00	0.04
Labrador	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.02	0.00	0.00	0.00	0.02
	30.01 - 35.00	0.03	0.00	0.00	0.00	0.03
	35.01 - 40.00	0.04	0.00	0.00	0.00	0.04
	40.01 - 45.00	0.05	0.00	0.00	0.00	0.05
	45.01 - 50.00	0.07	0.00	0.00	0.00	0.07
	50.01 - 55.00	0.08	0.00	0.00	0.00	0.08
	55.01 - 60.00	0.12	0.00	0.00	0.00	0.12
	60.01 - 65.00	0.15	0.00	0.00	0.00	0.15
	65.01 - 70.00	0.15	0.00	0.00	0.00	0.15
	70.01 - 75.00	0.09	0.00	0.00	0.00	0.09
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Newfoundland and Labrador		0.85	0.00	0.00	0.00	0.85

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2014	Page 12 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2014

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	0.00	0.00	0.00	0.00	0.00
Territories	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Northwest Territories		0.03	0.00	0.00	0.00	0.03

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	0.08	0.00	0.00	0.00	0.08
	20.01 - 25.00	0.05	0.00	0.00	0.00	0.05
	25.01 - 30.00	0.06	0.00	0.00	0.00	0.06
	30.01 - 35.00	0.08	0.00	0.00	0.00	0.08
	35.01 - 40.00	0.09	0.00	0.00	0.00	0.09
	40.01 - 45.00	0.11	0.00	0.00	0.00	0.11
	45.01 - 50.00	0.12	0.00	0.00	0.00	0.12
	50.01 - 55.00	0.18	0.00	0.00	0.00	0.18
	55.01 - 60.00	0.21	0.00	0.00	0.00	0.21
	60.01 - 65.00	0.30	0.00	0.00	0.00	0.30
	65.01 - 70.00	0.33	0.00	0.00	0.00	0.33
	70.01 - 75.00	0.24	0.00	0.00	0.00	0.24
	75.01 - 80.00	0.12	0.00	0.00	0.00	0.12
	> 80.00	0.01	0.00	0.00	0.00	0.01
Total Nova Scotia		1.98	0.00	0.00	0.00	1.99

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Nunavut		0.00	0.00	0.00	0.00	0.00

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2014	Page 13 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2014

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	1.85	0.00	0.00	0.00	1.85
	20.01 - 25.00	1.21	0.00	0.00	0.00	1.21
	25.01 - 30.00	1.64	0.00	0.00	0.00	1.64
	30.01 - 35.00	2.13	0.00	0.00	0.00	2.14
	35.01 - 40.00	2.61	0.00	0.00	0.00	2.62
	40.01 - 45.00	3.22	0.01	0.00	0.00	3.23
	45.01 - 50.00	4.09	0.01	0.00	0.00	4.10
	50.01 - 55.00	5.05	0.01	0.00	0.00	5.07
	55.01 - 60.00	5.80	0.00	0.00	0.00	5.81
	60.01 - 65.00	5.53	0.00	0.00	0.00	5.54
	65.01 - 70.00	5.07	0.01	0.00	0.01	5.08
	70.01 - 75.00	2.05	0.01	0.00	0.00	2.06
	75.01 - 80.00	0.31	0.00	0.00	0.00	0.31
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Ontario		40.56	0.05	0.02	0.02	40.65

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	0.01	0.00	0.00	0.00	0.01
Island	20.01 - 25.00	0.01	0.00	0.00	0.00	0.01
	25.01 - 30.00	0.01	0.00	0.00	0.00	0.01
	30.01 - 35.00	0.01	0.00	0.00	0.00	0.01
	35.01 - 40.00	0.01	0.00	0.00	0.00	0.01
	40.01 - 45.00	0.01	0.00	0.00	0.00	0.01
	45.01 - 50.00	0.02	0.00	0.00	0.00	0.02
	50.01 - 55.00	0.02	0.00	0.00	0.00	0.02
	55.01 - 60.00	0.03	0.00	0.00	0.00	0.03
	60.01 - 65.00	0.03	0.00	0.00	0.00	0.03
	65.01 - 70.00	0.03	0.00	0.00	0.00	0.03
	70.01 - 75.00	0.01	0.00	0.00	0.00	0.01
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Prince Edward Island		0.20	0.00	0.00	0.00	0.20

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	0.49	0.00	0.00	0.00	0.49
	20.01 - 25.00	0.32	0.00	0.00	0.00	0.32
	25.01 - 30.00	0.40	0.00	0.00	0.00	0.40
	30.01 - 35.00	0.50	0.00	0.00	0.00	0.50
	35.01 - 40.00	0.59	0.00	0.00	0.00	0.59
	40.01 - 45.00	0.74	0.00	0.00	0.00	0.74
	45.01 - 50.00	0.83	0.00	0.00	0.00	0.83
	50.01 - 55.00	1.03	0.00	0.00	0.00	1.03
	55.01 - 60.00	1.23	0.00	0.00	0.00	1.23
	60.01 - 65.00	1.43	0.00	0.00	0.00	1.43
	65.01 - 70.00	1.57	0.00	0.00	0.00	1.57
	70.01 - 75.00	1.45	0.00	0.00	0.00	1.46
	75.01 - 80.00	0.58	0.00	0.00	0.00	0.58
	> 80.00	0.01	0.00	0.00	0.00	0.01
Total Quebec		11.16	0.01	0.01	0.01	11.18

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2014	Page 14 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2014

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	0.05	0.00	0.00	0.00	0.05
	20.01 - 25.00	0.04	0.00	0.00	0.00	0.04
	25.01 - 30.00	0.06	0.00	0.00	0.00	0.06
	30.01 - 35.00	0.09	0.00	0.00	0.00	0.09
	35.01 - 40.00	0.11	0.00	0.00	0.00	0.11
	40.01 - 45.00	0.15	0.00	0.00	0.00	0.15
	45.01 - 50.00	0.18	0.00	0.00	0.00	0.18
	50.01 - 55.00	0.27	0.00	0.00	0.00	0.27
	55.01 - 60.00	0.37	0.00	0.00	0.00	0.37
	60.01 - 65.00	0.45	0.00	0.00	0.00	0.45
	65.01 - 70.00	0.49	0.00	0.00	0.00	0.49
	70.01 - 75.00	0.28	0.00	0.00	0.00	0.28
	75.01 - 80.00	0.02	0.00	0.00	0.00	0.02
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Saskatchewan		2.56	0.00	0.00	0.00	2.56

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.01	0.00	0.00	0.00	0.01
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.01	0.00	0.00	0.00	0.01
	50.01 - 55.00	0.01	0.00	0.00	0.00	0.01
	55.01 - 60.00	0.01	0.00	0.00	0.00	0.01
	60.01 - 65.00	0.02	0.00	0.00	0.00	0.02
	65.01 - 70.00	0.03	0.00	0.00	0.00	0.03
	70.01 - 75.00	0.01	0.00	0.00	0.00	0.01
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Yukon		0.11	0.00	0.00	0.00	0.11

Grand Total		99.75	0.11	0.05	0.09	100.00

Cover Pool Indexed LTV - Drawn by Credit Bureau Score

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.00 and below	Score Unavailable	$2,654,262	0.01
	499 and below	$5,439,154	0.02
	500 - 539	$757,114	0.00
	540 - 559	$927,613	0.00
	560 - 579	$1,028,621	0.00
	580 - 599	$2,852,861	0.01
	600 - 619	$2,457,463	0.01
	620 - 639	$5,482,776	0.02
	640 - 659	$9,575,947	0.03
	660 - 679	$18,618,411	0.06
	680 - 699	$24,006,859	0.08
	700 - 719	$33,391,617	0.11
	720 - 739	$44,106,663	0.15
	740 - 759	$55,268,722	0.18
	760 - 779	$66,489,238	0.22
	780 - 799	$90,536,268	0.30
	800 and above	$895,153,870	2.95
Total		$1,258,747,459	4.15

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2014	Page 15 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2014

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.01 - 25.00	Score Unavailable	$720,224	0.00
	499 and below	$2,266,932	0.01
	500 - 539	$879,860	0.00
	540 - 559	$188,633	0.00
	560 - 579	$1,479,536	0.00
	580 - 599	$1,431,099	0.00
	600 - 619	$2,449,149	0.01
	620 - 639	$4,242,869	0.01
	640 - 659	$8,644,380	0.03
	660 - 679	$12,139,314	0.04
	680 - 699	$17,088,228	0.06
	700 - 719	$27,152,522	0.09
	720 - 739	$34,398,392	0.11
	740 - 759	$42,450,409	0.14
	760 - 779	$53,299,483	0.18
	780 - 799	$56,788,126	0.19
	800 and above	$587,288,467	1.94
Total		$852,907,623	2.81

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
25.01 - 30.00	Score Unavailable	$1,366,296	0.00
	499 and below	$4,478,987	0.01
	500 - 539	$1,084,332	0.00
	540 - 559	$695,388	0.00
	560 - 579	$1,152,392	0.00
	580 - 599	$2,663,692	0.01
	600 - 619	$5,880,578	0.02
	620 - 639	$7,558,703	0.02
	640 - 659	$13,424,565	0.04
	660 - 679	$20,811,011	0.07
	680 - 699	$27,946,055	0.09
	700 - 719	$40,114,683	0.13
	720 - 739	$48,504,007	0.16
	740 - 759	$54,230,758	0.18
	760 - 779	$64,072,481	0.21
	780 - 799	$83,278,841	0.27
	800 and above	$760,334,252	2.51
Total		$1,137,597,020	3.75

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
30.01 - 35.00	Score Unavailable	$2,036,957	0.01
	499 and below	$4,924,193	0.02
	500 - 539	$3,669,194	0.01
	540 - 559	$1,797,538	0.01
	560 - 579	$1,871,143	0.01
	580 - 599	$2,489,615	0.01
	600 - 619	$6,439,204	0.02
	620 - 639	$8,359,876	0.03
	640 - 659	$15,997,851	0.05
	660 - 679	$29,410,042	0.10
	680 - 699	$41,663,250	0.14
	700 - 719	$58,468,345	0.19
	720 - 739	$61,525,096	0.20
	740 - 759	$82,546,631	0.27
	760 - 779	$91,464,259	0.30
	780 - 799	$112,051,271	0.37
	800 and above	$959,150,550	3.16
Total		$1,483,865,017	4.90

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2014	Page 16 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2014

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
35.01 - 40.00	Score Unavailable	$2,725,585	0.01
	499 and below	$4,354,646	0.01
	500 - 539	$2,410,792	0.01
	540 - 559	$2,856,271	0.01
	560 - 579	$4,150,473	0.01
	580 - 599	$5,518,530	0.02
	600 - 619	$7,447,865	0.02
	620 - 639	$14,487,758	0.05
	640 - 659	$26,115,303	0.09
	660 - 679	$44,903,489	0.15
	680 - 699	$62,015,646	0.20
	700 - 719	$69,223,758	0.23
	720 - 739	$88,093,812	0.29
	740 - 759	$109,108,472	0.36
	760 - 779	$120,969,895	0.40
	780 - 799	$141,905,720	0.47
	800 and above	$1,110,218,594	3.66
Total		$1,816,506,610	5.99

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
40.01 - 45.00	Score Unavailable	$1,309,574	0.00
	499 and below	$6,768,514	0.02
	500 - 539	$2,540,783	0.01
	540 - 559	$3,923,101	0.01
	560 - 579	$5,657,067	0.02
	580 - 599	$8,093,625	0.03
	600 - 619	$15,196,691	0.05
	620 - 639	$19,455,973	0.06
	640 - 659	$38,174,441	0.13
	660 - 679	$57,074,457	0.19
	680 - 699	$75,949,437	0.25
	700 - 719	$102,821,401	0.34
	720 - 739	$122,051,777	0.40
	740 - 759	$136,892,972	0.45
	760 - 779	$153,009,303	0.50
	780 - 799	$194,437,137	0.64
	800 and above	$1,297,077,850	4.28
Total		$2,240,434,102	7.39

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
45.01 - 50.00	Score Unavailable	$695,940	0.00
	499 and below	$8,672,839	0.03
	500 - 539	$5,829,578	0.02
	540 - 559	$5,117,179	0.02
	560 - 579	$7,581,830	0.03
	580 - 599	$10,194,664	0.03
	600 - 619	$19,143,248	0.06
	620 - 639	$35,075,616	0.12
	640 - 659	$54,015,859	0.18
	660 - 679	$85,689,848	0.28
	680 - 699	$109,444,203	0.36
	700 - 719	$148,491,588	0.49
	720 - 739	$184,726,853	0.61
	740 - 759	$180,484,443	0.60
	760 - 779	$202,737,215	0.67
	780 - 799	$238,919,473	0.79
	800 and above	$1,443,877,664	4.76
Total		$2,740,698,041	9.04

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2014	Page 17 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2014

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
50.01 - 55.00	Score Unavailable	$1,939,481	0.01
	499 and below	$10,568,138	0.03
	500 - 539	$7,790,005	0.03
	540 - 559	$6,030,786	0.02
	560 - 579	$10,075,599	0.03
	580 - 599	$19,050,393	0.06
	600 - 619	$29,741,546	0.10
	620 - 639	$42,653,413	0.14
	640 - 659	$75,889,962	0.25
	660 - 679	$109,979,573	0.36
	680 - 699	$164,883,225	0.54
	700 - 719	$209,263,108	0.69
	720 - 739	$228,666,722	0.75
	740 - 759	$241,735,440	0.80
	760 - 779	$266,419,777	0.88
	780 - 799	$299,661,010	0.99
	800 and above	$1,688,129,368	5.57
Total		$3,412,477,547	11.26

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
55.01 - 60.00	Score Unavailable	$2,211,318	0.01
	499 and below	$13,052,976	0.04
	500 - 539	$10,224,502	0.03
	540 - 559	$8,929,355	0.03
	560 - 579	$12,584,129	0.04
	580 - 599	$21,055,869	0.07
	600 - 619	$40,322,816	0.13
	620 - 639	$58,950,145	0.19
	640 - 659	$114,473,090	0.38
	660 - 679	$153,587,127	0.51
	680 - 699	$210,187,685	0.69
	700 - 719	$248,442,393	0.82
	720 - 739	$264,041,377	0.87
	740 - 759	$307,068,977	1.01
	760 - 779	$334,620,649	1.10
	780 - 799	$381,740,165	1.26
	800 and above	$1,879,819,081	6.20
Total		$4,061,311,653	13.40

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
60.01 - 65.00	Score Unavailable	$0	0.00
	499 and below	$10,346,899	0.03
	500 - 539	$16,152,744	0.05
	540 - 559	$12,690,782	0.04
	560 - 579	$15,357,411	0.05
	580 - 599	$26,431,308	0.09
	600 - 619	$50,191,237	0.17
	620 - 639	$82,201,489	0.27
	640 - 659	$142,812,233	0.47
	660 - 679	$194,296,926	0.64
	680 - 699	$253,389,123	0.84
	700 - 719	$323,193,485	1.07
	720 - 739	$317,524,554	1.05
	740 - 759	$343,584,921	1.13
	760 - 779	$357,911,839	1.18
	780 - 799	$392,298,398	1.29
	800 and above	$1,794,869,850	5.92
Total		$4,333,253,199	14.30

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2014	Page 18 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2014

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
65.01 - 70.00	Score Unavailable	$1,474,943	0.00
	499 and below	$9,315,398	0.03
	500 - 539	$14,853,248	0.05
	540 - 559	$9,162,218	0.03
	560 - 579	$18,160,740	0.06
	580 - 599	$34,086,098	0.11
	600 - 619	$45,829,848	0.15
	620 - 639	$83,798,869	0.28
	640 - 659	$151,117,929	0.50
	660 - 679	$192,958,228	0.64
	680 - 699	$264,276,596	0.87
	700 - 719	$323,949,021	1.07
	720 - 739	$337,933,930	1.11
	740 - 759	$344,185,331	1.14
	760 - 779	$357,893,680	1.18
	780 - 799	$373,035,676	1.23
	800 and above	$1,492,340,901	4.92
Total		$4,054,372,652	13.38

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
70.01 - 75.00	Score Unavailable	$0	0.00
	499 and below	$7,457,246	0.02
	500 - 539	$8,598,273	0.03
	540 - 559	$6,359,619	0.02
	560 - 579	$11,643,759	0.04
	580 - 599	$19,143,612	0.06
	600 - 619	$34,545,978	0.11
	620 - 639	$57,603,867	0.19
	640 - 659	$103,631,649	0.34
	660 - 679	$137,524,054	0.45
	680 - 699	$191,930,177	0.63
	700 - 719	$206,068,616	0.68
	720 - 739	$233,869,731	0.77
	740 - 759	$226,932,991	0.75
	760 - 779	$221,230,816	0.73
	780 - 799	$197,319,686	0.65
	800 and above	$686,693,618	2.27
Total		$2,350,553,689	7.75

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
75.01 - 80.00	Score Unavailable	$0	0.00
	499 and below	$1,354,161	0.00
	500 - 539	$2,414,579	0.01
	540 - 559	$1,634,757	0.01
	560 - 579	$2,937,286	0.01
	580 - 599	$4,152,037	0.01
	600 - 619	$6,585,341	0.02
	620 - 639	$13,271,145	0.04
	640 - 659	$25,679,016	0.08
	660 - 679	$38,784,082	0.13
	680 - 699	$53,036,306	0.17
	700 - 719	$53,539,866	0.18
	720 - 739	$59,629,562	0.20
	740 - 759	$58,609,975	0.19
	760 - 779	$48,315,956	0.16
	780 - 799	$46,113,058	0.15
	800 and above	$117,756,882	0.39
Total		$533,814,010	1.76

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2014	Page 19 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	9/30/2014

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
	Score Unavailable	$0	0.00
> 80.00	499 and below	$379,471	0.00
	500 - 539	$276,702	0.00
	540 - 559	$0	0.00
	560 - 579	$161,853	0.00
	580 - 599	$247,643	0.00
	600 - 619	$879,566	0.00
	620 - 639	$558,898	0.00
	640 - 659	$1,361,915	0.00
	660 - 679	$3,320,498	0.01
	680 - 699	$5,407,078	0.02
	700 - 719	$4,527,860	0.01
	720 - 739	$3,846,182	0.01
	740 - 759	$4,738,266	0.02
	760 - 779	$2,385,827	0.01
	780 - 799	$1,851,112	0.01
	800 and above	$4,429,618	0.01
Total		$34,372,489	0.11

Grand Total		$30,310,911,110	100.00

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2014	Page 20 of 21

RBC Covered Bond Programme Monthly Investor Report Appendix Eligible Loans and Loan Repurchases

Pursuant to the Guide, for a Loan to be considered as an Eligible Loan and included in the calculation of the Asset Coverage Test, Valuation Calculation and, as applicable, Amortization Test, in addition to meeting other requirements described in this Prospectus, it must include an express waiver on the part of the Borrower in respect of any right of set-off if it was extended, advanced or renewed on or after July 1, 2014.  As of July 28, 2014 approximately 13% of the aggregate Current Balance of the Loans in the Covered Bond Portfolio did not include such a waiver. When these Loans are renewed or extended, they are not expected to include such a waiver. As a result, the Issuer and Guarantor LP intend to remove these Loans and their Related Security from the Covered Bond Portfolio and to add Loans and their Related Security that have a Current Balance equal to or greater than the Current Balance of the Loans being removed and satisfy the Eligibility Criteria, all  in accordance with the terms of the Transaction Documents and the Guide. The removal is expected to be carried out in two tranches and to be completed on or about October 2014 at which time the addition will also be completed. On July 28, 2014, the Issuer carried out the first tranche of the removal by purchasing those Loans that were reasonably expected to renew or extend before the end of October 2014 based on their maturity date.

On average, in any month, a de minimus percentage of the Issuer’s outstanding mortgage loans renew (or are extended) more than 120 days prior to their scheduled maturity date and as a result, notwithstanding the July 28, 2014 removal described above, there is a possibility that Loans in the Covered Bond Portfolio that do not include an express waiver on the part of the Borrower in respect of any right of set-off will renew or extend before they are removed in the second tranche removal described above. To the extent such Loans renew or extend prior to such second tranche removal, it is expected that they will continue to be counted as Performing Loans in the results of the Asset Coverage Test and Valuation Calculation notwithstanding that they do not include a waiver.  The Issuer and Guarantor LP do not believe that any such renewals or extensions or the inclusion of such Loans as Performing Loans in the results of the Asset Coverage Test and Valuation Calculation will have any material impact on the results or the accuracy of the results of the Asset Coverage Test or Valuation Calculation or the ability of the Guarantor LP to satisfy the Asset Coverage Test.

Housing Price Index Methodology

Indexation Methodology
The Market Value of the Properties used in calculating the Asset Coverage Test, the Valuation Calculation and the Amortization Test (except in respect of Calculation Dates prior to June 30, 2014) and for other purposes required by the Guide is adjusted, at least quarterly, for subsequent price developments with respect to the Property subject to the Related Security in respect of each such Loan by adjusting the Latest Valuation for such Property by a rate of change determined by the Index (as described below).

The Teranet-National Bank House Price Index™ Composite 11 (the Index) is an independently developed representation of monthly average home price changes in the following eleven Canadian metropolitan areas: Victoria, Vancouver, Calgary, Edmonton, Winnipeg, Hamilton, Toronto, Ottawa, Montréal, Québec and Halifax. These metropolitan areas are combined to form the Index. The Index is the weighted average of these eleven metropolitan areas.

Further details on the Index including a description of the method used to calculate the Index is available at www.housepriceindex.ca.

A three-step process is used to determine the Market Value for each Property subject to the Related Security in respect of a Loan.  First, a code (the Forward Sortation Area (FSA)) which identifies the location of the Property is compared to corresponding codes maintained by Teranet Inc. to confirm whether the property is located within any of the 11 Canadian metropolitan areas covered by the Index. Second, to the extent an FSA match is not found, the name of the city in which such Property is located is used to confirm whether such city matches any of the Canadian metropolitan areas covered by the Index. The Market Value is then determined by adjusting the Latest Valuation for such Property, at least quarterly, by the rate of change for the corresponding Canadian metropolitan area, and where there is no corresponding Canadian metropolitan area, the rate of change indicated in the Index, from the date of the Latest Valuation to the date on which the Latest Valuation is being adjusted for purposes of determining the Market Value for such Property. Where the Latest Valuation in respect of such Property pre-dates the first available date for the relevant rate of change in the Index, the first available date for such rate of change is used to determine the rate of change to apply to adjust the Latest Valuation for purposes of determining the Market Value for such Property.  Such adjusted Market Value is the adjusted Original Market Value referred to in footnote 2 on page 4 of the Investor Report.

The Issuer and the Guarantor LP may from time to time determine to use a different index or indices or a different indexation methodology to adjust the Latest Valuation for subsequent price developments to determine Market Value for example, to obtain rates of changes in home prices for metropolitan or geographic areas not covered by the Index, to use an index or indices that the Issuer and Guarantor LP believe will produce better or more reliable results or that is more cost effective. Any such change in the Index or Index Methodology used to determine Market Value will be disclosed to Covered Bondholders and made in accordance with the definition of "Market Value" and “Index Methodology” in the Master Definition and Construction Agreement and be required to meet the requirements in the Guide, which include the requirement that any such change may only be made (i) upon notice to CMHC and satisfaction of any other conditions specified by CMHC in relation thereto, (ii) if such change constitutes a material change, subject to Rating Agency Confirmation, and (iii) if such change is materially prejudicial to the Covered Bondholders, subject to the consent of the Bond Trustee. In addition, the Issuer is required, pursuant to the Guide, to provide CMHC notice upon becoming aware of any change or proposed change in the method used to calculate the Index.

No website referred to herein forms part of the Investor Report, nor have the contents of any such website been approved by or submitted to CMHC or any other governmental, securities or other regulatory authority.

Risk Factors relating to the Indexation Methodology

The Issuer and the Guarantor LP believe that the following factors, although not exhaustive, could be material for the purpose of assessing risks associated with the use of the Index.

No recourse for errors in the data in the Index
The Issuer and the Guarantor LP have received written permission from the Index providers to use the Index. The data in the Index is provided on an “as is” basis and without any warranty as to the accuracy, completeness, non-infringement, originality, timeliness or any other characteristic of the data and the Index providers disclaim any and all liability with respect to such data. Neither the Issuer nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or reliance placed on such information.  As a result, there will not be any recourse for investors, the Issuer or the Guarantor LP for any errors in the data in the Index relied upon to determine the Market Value in respect of any Property subject to the Related Security in respect of a Loan.

The actual rate of change in the value of a Property may differ from the rate of change used to adjust the Latest Valuation for such Property in determining its Market Value

The Index does not include a representation of changes in average home prices outside of the Canadian metropolitan areas that it covers and was developed as a representation of monthly average home price changes in the Canadian metropolitan areas that it does cover. While the Index uses data from single family properties, including detached, semi-detached, townhouse/row homes and condominium properties, it is being used to determine the Market Value of all Properties included as Related Security for Loans in the Covered Bond Portfolio, which may not correspond in every case to the categories included in the Index.  The actual value of a Property subject to the Related Security in respect of each Loan may change at a rate that is greater than or less than the rate of change used to determine the Market Value for such Property.  This discrepancy may be magnified when the Index is used to determine the Market Value for a Property outside of the Canadian metropolitan areas covered by the Index given factors that affect housing prices may vary significantly regionally from a national average or where the Index is used to determine Market Value for a Property in a category not covered by the Index and whose value is affected by factors that are different from those that affect the value of properties in the categories used by the Index. In addition, the methodology applied to produce the Index makes certain fundamental assumptions that impose difficulties in selecting or filtering the properties that are used to produce the Index due to a lack of information about the properties, which may result in such properties being excluded and may impact the accuracy of the representation of the rate of change in the Index.

The Index may not always be available in its current form or a different Index may be used to determine Market Value for a Property subject to Related Security in respect of a Loan
The Index providers may make a change to the method used to calculate the Index, the frequency with which the Index is published may change (such that the Index no longer meets the requirements in the Guide), or the Index may cease to be available to the Issuer and the Guarantor LP for determining the the Market Value of the Property subject to Related Security in respect of a Loan.  In such circumstances, the Issuer and the Guarantor LP may or will need to select one or more new indices for determining Market Value of the Property subject to Related Security in respect of a Loan. The Issuer and the Guarantor LP may also determine at any time to use a different index or indices to adjust the Latest Valuation of the Property subject to Related Security in respect of a Loan for subsequent price developments to determine the Market Value of such Property, for example, to obtain rates of changes in home prices for metropolitan or geographic areas not covered by the Index, to use an index or indices that the Issuer and Guarantor LP believe will produce better or more reliable Market Value results or that is more cost effective. The use of any such new indices to adjust Latest Valuation could result in a significant change in the Market Value of the real property subject to the Related Security in respect of each Loan. See "Housing Price Index Methodology - Indexation Methodology".

RBC Covered Bond Programme	Monthly Investor Report - September 30, 2014	Page 21 of 21